Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents (amounts related to consolidated variable interest entities of $2 million and $3 million at December 31, 2024 and December 31, 2023, respectively)	$ 855	$ 1,000
Accounts receivable, net (amounts related to consolidated variable interest entities of $767 million and $816 million at December 31, 2024 and December 31, 2023, respectively)	4,117	1,806
Inventories	3,550	1,203
Other current assets	1,533	561
Total current assets	10,055	4,570
Property, plant and equipment, net	22,675	5,791
Goodwill	6,822	2,842
Intangibles, net	1,117	218
Prepaid pension asset	635	29
Other non-current assets (amounts related to consolidated variable interest entities of $389 million and $- million at December 31, 2024 and December 31, 2023, respectively)	2,455	601
Total assets	43,759	14,051
Current liabilities:
Accounts payable	3,290	1,728
Accrued expenses	715	278
Accrued compensation and benefits	882	438
Current portion of debt	1,053	78
Other current liabilities	1,393	484
Total current liabilities	7,333	3,006
Non-current debt due after one year	12,542	3,669
Deferred tax liabilities	3,600	280
Pension liabilities and other postretirement benefits, net of current portion	706	537
Other non-current liabilities (amounts related to consolidated variable interest entities of $335 million and $- million at December 31, 2024 and December 31, 2023, respectively)	2,191	385
Total liabilities	26,372	7,877
Commitments and Contingencies (Note 21)
Equity:
Preferred stock; $0.001 par value; 500,000,000 and Nil shares authorized; 10,000 and Nil shares outstanding at December 31, 2024 and December 31, 2023, respectively	0	0
Common stock; $0.001 par value; 9,500,000,000 and 9,910,931,085 shares authorized; 520,444,261 and 260,354,342 shares outstanding at December 31, 2024 and December 31, 2023, respectively	1	0
Deferred shares, €1 par value; 25,000 shares and 25,000 shares authorized; 25,000 and 100 shares outstanding at December 31, 2024 and December 31, 2023, respectively	0	0
Treasury stock, at cost (2,037,589, and 1,907,129 common stock at December 31, 2024 and December 31, 2023 respectively)	(93)	(91)
Capital in excess of par value	15,948	3,575
Accumulated other comprehensive loss	(1,446)	(847)
Retained earnings	2,950	3,521
Total shareholders' equity	17,360	6,158
Noncontrolling interests	27	16
Total equity	17,387	6,174
Total liabilities and equity	$ 43,759	$ 14,051